SHARE CAPITAL (Summary of Options Outstanding and Exercisable) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding | shares	487,432
Weighted average remaining contractual life	4 years 14 days
Weighted average exercise price	$ 5.12
Aggregate intrinsic value | $	$ 638,097
Options exercisable | shares	95,709
Weighted average exercise price	$ 4.81
Aggregate intrinsic value | $	$ 201,301
Exercise Price Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 0.00
Range of exercise price, upper limit	$ 0.85
Options outstanding | shares	97,512
Weighted average remaining contractual life	6 years 7 months 10 days
Weighted average exercise price	$ 0.68
Aggregate intrinsic value | $	$ 442,471
Options exercisable | shares	38,687
Weighted average exercise price	$ 0.67
Aggregate intrinsic value | $	$ 175,906
Exercise Price Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 3.00
Range of exercise price, upper limit	$ 5.00
Options outstanding | shares	237,648
Weighted average remaining contractual life	3 years 14 days
Weighted average exercise price	$ 4.40
Aggregate intrinsic value | $	$ 195,626
Options exercisable | shares	28,000
Weighted average exercise price	$ 4.31
Aggregate intrinsic value | $	$ 25,395
Exercise Price Range Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 7.00
Range of exercise price, upper limit	$ 10.00
Options outstanding | shares	145,000
Weighted average remaining contractual life	4 years 1 month 2 days
Weighted average exercise price	$ 8.57
Aggregate intrinsic value | $
Options exercisable | shares	21,750
Weighted average exercise price	$ 7.92
Aggregate intrinsic value | $
Exercise Price Range Four [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 18.75
Range of exercise price, upper limit	$ 22.00
Options outstanding | shares	7,272
Weighted average remaining contractual life	1 year 3 months 29 days
Weighted average exercise price	$ 19.43
Aggregate intrinsic value | $
Options exercisable | shares	7,272
Weighted average exercise price	$ 19.43
Aggregate intrinsic value | $